Vessel Revenue, net and Voyage Expenses, Accounts Receivable and Deferred Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Vessel Revenue [Abstract]
Accounts receivable trade	$ 1,489	$ 252
Deferred revenue	416	486
Time Charter [Member]
Vessel Revenue [Abstract]
Accounts receivable trade	1,489	252
Deferred revenue	$ 2	$ 41